PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Feb. 28, 2026	Feb. 28, 2025
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Accounts receivables	$ 71,558	$ 94,153
Prepayments to suppliers	69,585	42,476
Prepaid VAT	50,479	47,810
Interest receivable	9,966	9,529
Other deposits	7,598	4,197
Prepaid rental and related fees	3,047	3,187
Receivables of withholding tax for employees related to share incentive plan	1,483	2,154
Others	19,154	12,275
Prepaid expenses and other current assets	$ 232,870	$ 215,781